Shareholder Report, Line Graph (Details) - USD ($)			10 Months Ended	12 Months Ended
	Nov. 02, 2017	Mar. 09, 2017	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
C000195030
Account Value [Line Items]
Line Graph and Table Measure Name				Redwood AlphaFactor Tactical International Fund
Account Value	$ 10,000			$ 13,275	$ 11,366	$ 10,848	$ 12,555	$ 10,006	$ 9,880	$ 9,842
C000195031
Account Value [Line Items]
Line Graph and Table Measure Name				Redwood AlphaFactor Tactical International Fund
Account Value	10,000			$ 12,693	10,867	10,380	12,171	9,939	9,839	9,821
C000178523
Account Value [Line Items]
Line Graph and Table Measure Name				Redwood Managed Municipal Income Fund
Account Value		$ 10,000		$ 11,971	10,927	11,019	12,293	11,351	11,684	10,658	$ 10,487
C000131991
Account Value [Line Items]
Line Graph and Table Measure Name			Redwood Managed Volatility Fund
Account Value			$ 10,000	11,287	10,083	10,313	11,841	11,448	11,758	11,188	11,261	$ 10,600	$ 9,661
C000131992
Account Value [Line Items]
Line Graph and Table Measure Name			Redwood Managed Volatility Fund
Account Value			$ 10,000	11,004	9,864	10,109	11,630	11,278	11,615	11,070	11,179	10,547	9,631
C000131993
Account Value [Line Items]
Line Graph and Table Measure Name			Redwood Managed Volatility Fund
Account Value			$ 10,000	$ 11,402	10,176	10,396	11,916	11,509	11,810	11,211	11,284	10,625	9,675
C000195032
Account Value [Line Items]
Line Graph and Table Measure Name				Redwood Systematic Macro Trend Fund
Account Value	10,000			$ 17,581	14,740	14,555	15,369	11,236	10,284	9,873
C000195033
Account Value [Line Items]
Line Graph and Table Measure Name				Redwood Systematic Macro Trend Fund
Account Value	$ 10,000			$ 17,353	14,535	14,386	15,237	11,159	10,232	9,848
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 10,000			13,440	10,809	9,645	12,814	9,882	10,147	9,120
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 10,000			13,440	10,809	9,645	12,814	9,882	10,147	9,120
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value		$ 10,000		11,979	10,920	10,639	12,087	11,776	11,368	10,389	10,443
ICE BofA US Treasuries 3-5 Yr Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA US Treasuries 3-5 Yr Index (USD)
Account Value			$ 10,000	11,380	10,651	10,470	11,574	11,753	11,129	10,322	10,449	10,473	10,229
ICE BofA US Treasuries 3-5 Yr Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA US Treasuries 3-5 Yr Index (USD)
Account Value			$ 10,000	11,380	10,651	10,470	11,574	11,753	11,129	10,322	10,449	10,473	10,229
ICE BofA US Treasuries 3-5 Yr Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA US Treasuries 3-5 Yr Index (USD)
Account Value			$ 10,000	11,380	10,651	10,470	11,574	11,753	11,129	10,322	10,449	10,473	10,229
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000			10,783	9,754	9,719	11,527	11,583	10,908	9,782
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000			10,783	9,754	9,719	11,527	11,583	10,908	9,782
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000	11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000	11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000	11,593	10,487	10,450	12,393	12,453	11,727	10,517	$ 10,737	$ 10,641	$ 10,196
S&P 500 Equal Weight Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Equal Weight Index
Account Value	$ 10,000			20,954	15,860	15,975	17,722	11,872	11,802	10,459
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000			24,930	18,063	16,400	19,206	13,439	12,249	10,714
S&P 500 Equal Weight Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Equal Weight Index
Account Value	$ 10,000			20,954	15,860	15,975	17,722	11,872	11,802	10,459
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000			$ 24,930	$ 18,063	$ 16,400	$ 19,206	$ 13,439	$ 12,249	$ 10,714